Equity (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2020 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 296
Weighted average period for recognition	3 years 1 month 6 days
RSUs and PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 488
Weighted average period for recognition	2 years 9 months 18 days